Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
M International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	3.96%	16.00%	(14.16%)	11.05%	8.90%	20.32%	(20.57%)	24.05%	(0.05%)	(3.94%)
M Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	25.50%	32.04%	(25.41%)	21.49%	28.89%	36.09%	(4.95%)	38.97%	(2.32%)	7.70%
M Capital Appreciation Fund
Prospectus [Line Items]
Annual Return [Percent]	9.94%	23.56%	(18.14%)	17.74%	17.73%	28.85%	(14.15%)	19.02%	21.06%	(6.58%)
M Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	18.63%	7.60%	(1.45%)	30.01%	(3.16%)	21.52%	(12.07%)	14.99%	9.64%	(0.66%)